SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.4%

Commercial Services - 2.9%
Booz Allen Hamilton Holding Corp.	19,720	2,154,804
S&P Global, Inc.	5,750	2,101,108
Sysco Corp.	28,825	1,903,891

		6,159,803

Communications - 0.7%
American Tower Corp.	9,200	1,512,940

Consumer Durables - 0.5%
Activision Blizzard, Inc.	11,395	1,066,914

Consumer Non-Durables - 5.5%
Constellation Brands, Inc.	7,925	1,991,790
Mondelez International, Inc.	45,575	3,162,905
PepsiCo, Inc.	21,220	3,595,517
Procter & Gamble Co.	21,375	3,117,758

		11,867,970

Consumer Services - 3.2%
McDonald’s Corp.	9,025	2,377,546
Starbucks Corp.	18,475	1,686,213
Visa, Inc.	12,385	2,848,674

		6,912,433

Electronic Technology - 17.0%
Analog Devices, Inc.	12,810	2,242,903
Apple, Inc.	74,715	12,791,955
Applied Materials, Inc.	24,125	3,340,106
Broadcom, Inc.	8,345	6,931,190
Cisco Systems, Inc.	10,050	540,288
Garmin, Ltd.	19,575	2,059,290
International Business Machines Corp.	14,825	2,079,947
NVIDIA Corp.	4,875	2,120,576
Skyworks Solutions, Inc.	19,125	1,885,534
TE Connectivity, Ltd.	20,550	2,538,542

		36,530,331

Energy Minerals - 4.8%
ConocoPhillips	39,850	4,774,030
Exxon Mobil Corp.	46,450	5,461,591

		10,235,621

Finance - 13.7%
Air Lease Corp.	36,025	1,419,745
American International Group, Inc.	46,075	2,792,145
Ameriprise Financial, Inc.	5,610	1,849,505
Bank of New York Mellon Corp.	43,025	1,835,016
Carlyle Group, Inc.	43,725	1,318,746
Chubb, Ltd.	10,350	2,154,663
Everest Group, Ltd.	7,175	2,666,732
Goldman Sachs Group, Inc.	3,775	1,221,477
Intercontinental Exchange, Inc.	24,425	2,687,239
JPMorgan Chase & Co.	22,975	3,331,834
Morgan Stanley	24,700	2,017,249
Realty Income Corp.	65,825	3,287,301
Reinsurance Group of America, Inc.	19,410	2,818,138

		29,399,790

Health Services - 5.0%
HCA Healthcare, Inc.	6,860	1,687,423

Name of Issuer	Quantity	Fair Value ($)

Quest Diagnostics, Inc.	24,350	2,967,291
UnitedHealth Group, Inc.	11,985	6,042,717

		10,697,431

Health Technology - 11.7%
Abbott Laboratories	32,125	3,111,306
AstraZeneca, PLC, ADR	53,175	3,601,011
Bristol-Myers Squibb Co.	37,225	2,160,539
Gilead Sciences, Inc.	38,900	2,915,166
Johnson & Johnson	32,925	5,128,069
Medtronic, PLC	31,650	2,480,094
Thermo Fisher Scientific, Inc.	6,025	3,049,674
Zimmer Biomet Holdings, Inc.	24,275	2,724,141

		25,170,000

Industrial Services - 2.2%
Waste Management, Inc.	17,350	2,644,834
Williams Cos., Inc.	60,770	2,047,341

		4,692,175

Non-Energy Minerals - 0.5%
Glencore, PLC, ADR	103,310	1,177,734

Process Industries - 1.4%
Air Products & Chemicals, Inc.	10,850	3,074,890

Producer Manufacturing - 6.9%
Eaton Corp., PLC	10,925	2,330,084
Emerson Electric Co.	22,425	2,165,582
General Dynamics Corp.	12,500	2,762,125
Honeywell International, Inc.	12,625	2,332,343
Lockheed Martin Corp.	5,075	2,075,472
Parker-Hannifin Corp.	4,510	1,756,735
Siemens AG, ADR	20,300	1,450,435

		14,872,776

Retail Trade - 2.3%
Home Depot, Inc.	6,660	2,012,386
TJX Cos., Inc.	31,775	2,824,162

		4,836,548

Technology Services - 15.1%
Accenture, PLC	10,800	3,316,788
Adobe, Inc. *	5,380	2,743,262
Alphabet, Inc. - Class A *	30,990	4,055,351
Genpact, Ltd.	30,960	1,120,752
Intuit, Inc.	5,200	2,656,888
Microsoft Corp.	45,825	14,469,244
Oracle Corp.	39,490	4,182,781

		32,545,066

Transportation - 2.9%
FedEx Corp.	13,010	3,446,609
Union Pacific Corp.	13,310	2,710,315

		6,156,924

Utilities - 3.1%
DTE Energy Co.	24,850	2,467,108
NextEra Energy, Inc.	11,553	661,871
NiSource, Inc.	27,850	687,338

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	124,250	2,927,330

		6,743,647

Total Common Stocks (cost: $176,387,527)		213,652,993

Short-Term Securities - 0.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $1,333,778)	1,333,778	1,333,778

Total Investments in Securities - 100.0% (cost $177,721,305)		214,986,771

Other Assets and Liabilities, net - (0.0)%		(28,617)

Net Assets - 100.0%		$214,958,154

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	213,652,993	—	—	213,652,993
Short-Term Securities	1,333,778	—	—	1,333,778
Total:	214,986,771	—	—	214,986,771

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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